FINANCIAL INSTRUMENTS - Effects of Derivatives on AOCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative [Line Items]
Gain (loss) recognized in AOCI, cash flow hedges	$ (242)	$ (140)	$ (20)
Gain (loss) recognized in AOCI, net investment hedges	341	487	(675)
Reclassified from AOCI into earnings, investment hedges	0	(87)	$ 0
Foreign currency debt
Derivative [Line Items]
Carrying value designated as net investment hedges	$ 3,329	$ 4,061